SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2024 shares	Nov. 30, 2023 EUR (€)	Mar. 31, 2024	Mar. 31, 2023 shares	Dec. 31, 2023 EUR (€) shares company	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)				10000.00%
Number of outstanding awards that had vested (in shares)					124,043	128,768
Number of other equity instruments outstanding in share-based payment arrangement (shares)					291,323	284,799	275,833
Number of other equity instruments forfeited in share-based payment arrangement (shares)					12,970	25,261
Unrecognized share-based compensation expense | €					€ 12,954,000	€ 16,069,000	€ 11,082,000
Share-based compensation expense from commercial agreements with certain suppliers | €					€ 4,563,000	€ 4,688,000	2,206,000
Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)				68,429	193,923,499	193,923,499
PSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)				36,090
PSU's, 2020 - 2022 Plan | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)				9500.00%
RSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)				32,339
Equity Incentive Plan 2021 - 2023, Performance Stock Units and Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period					3 years
Equity Incentive Plan 2021 - 2023, PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)					50,000
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Number of companies in industry specific peer group | company					8
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					30.00%
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of technological innovation and new model development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					20.00%
Equity Incentive Plan 2021 - 2023, RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)					41,000
Performance Stock Units, 2021 - 2023 Plan | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments expected to vest in share-based payment arrangement (in shares)	41,338
Vesting percentages (percent)			122.00%
Restricted Share Units, 2021 - 2023 Plan | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments expected to vest in share-based payment arrangement (in shares)	29,550
Equity Incentive Plan 2022 - 2024, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period					3 years
Equity Incentive Plan 2022 - 2024, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)					72,000
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Number of companies in industry specific peer group | company					11
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					20.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2022 - 2024, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)					26,000
Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)						15,271
Number of outstanding awards that had vested (in shares)					6,838	6,643
Number of other equity instruments outstanding in share-based payment arrangement (shares)						481
Number of other equity instruments forfeited in share-based payment arrangement (shares)					1,309
Fair value of awards (in Euro per share) | €						€ 203
Equity Incentive Plan 2023 - 2025, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period					3 years
Equity Incentive Plan 2023 - 2025, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)					58,000
Fair value of awards (in Euro per share) | €					€ 236.3
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Number of companies in industry specific peer group | company					11
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					20.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2023 - 2025, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)					22,000
Fair value of awards (in Euro per share) | €					€ 253.76
Broad-Based Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, maximum grant amount | €		€ 2,000
Share-based compensation arrangement, maximum employee stock option, period		36 months
Percentage of initial allocation value of additional shares granted in share-based payment arrangement		15.00%
Expense from share-based payment transactions with employees | €					€ 10,222,000	€ 0	€ 0
Equity Incentive Plan 2020-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (shares)					0